OTHER (INCOME) EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Line Items]
Interest income	$ (321)	$ (138)	$ (102)
Equity income of affiliated companies	(100)	(61)	(67)
Gain on sale of non-strategic businesses and assets	(5)	(22)	(102)
Foreign exchange (gain) loss	9	48	25
Expense related to UOP Matters	0	45	160
Expense (benefit) related to Russia-Ukraine conflict	(3)	45	0
Net expense related to the NARCO Buyout and HWI Sale	11	342	0
Other, net	39	18	(19)
Total Other (income) expense	(840)	(366)	(1,378)
Pension ongoing income—non-service
Other Income and Expenses [Line Items]
Ongoing income - non-service	(441)	(602)	(1,202)
Other postretirement income—non-service
Other Income and Expenses [Line Items]
Ongoing income - non-service	$ (29)	$ (41)	$ (71)